GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Computer Software, Intangible Asset Year	Mar. 31, 2012 Other Intangible Assets Year
Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets developed or acquired	$ 8,512,000	¥ 698,000,000
Weighted average amortization period for intangible assets	5	5				5	4
Amortization expense	8,573,000	703,000,000	647,000,000	552,000,000
2013		641,000,000
2014		581,000,000
2015		509,000,000
2016		480,000,000
2017		305,000,000
Good will impairment loss					¥ 1,251,000,000